Stock options	12 Months Ended
Dec. 31, 2022
Stock options
Stock options

26.Stock options

On April 12, 2022, the Company entered into an investor relations agreement with a service provider, where a total of 100,000 stock options were awarded, which have not yet received Board approval, or confirmation by the Compensation Committee, delegated by the Board. The Company has used a Black-Scholes valuation methodology to determine the fair value of the stock options throughout the period, with the following assumptions:

Risk-free rate	2.52%
Expected equity volatility	57.63%
Average share price	32.18
Expected dividend rate	0.00%

Movements in stock options are summarized below:

	Number of	Weighted average
	stock options	exercise price
Balance, December 31, 2020 and December 31, 2021	50,000	$2.23
Exercised(1)	(40,000)	2.23
Granted(2)	100,000	14.65
Balance, December 31, 2022	110,000

(1)30,000 options were exercised on May 4, 2022 when the market price was $22.21, and 10,000 options were exercised on September 26, 2022 when the market price was $33.21.

(2)Such amount has not yet received Board approval, or confirmation by the Compensation Committee, delegated by the Board.

The following table reflects the stock options issued and outstanding as of December 31, 2022:

		Weighted average			Number of
		remaining	Number of		options	Grant date
	Exercise	exercisable	options		Vested	(exercisable)
Expiry date	price ($)	life (years)	outstanding		(exercisable)	fair value
April 12, 2027	14.65	4.3	100,000	(1)	—	$1,465
August 28, 2028(2)	2.23	5.7	10,000	(3)	—	$100.2

(1)50,000 exercisable on December 31, 2022

(2)Such amount has not yet received Board approval, or confirmation by the Compensation Committee, delegated by the Board.

(3)10,000 exercisable on December 31, 2022

During the year ended December 31, 2022 the Company recorded $1,472 (year ended December 31, 2021 - $nil) in relation to stock-options in stock-based compensation expense.